Employee Benefit Plans (Details 4)	12 Months Ended
Dec. 31, 2012
Strategic target and permitted range of holdings
Strategic target plan asset allocations	100.00%
U.S. equities [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	38.00%
Target Plan asset allocations permitted range, minimum	30.00%
Target Plan asset allocations permitted range, maximum	45.00%
Non-U.S. Equity [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	13.00%
Target Plan asset allocations permitted range, minimum	10.00%
Target Plan asset allocations permitted range, maximum	15.00%
Fixed income [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	39.00%
Target Plan asset allocations permitted range, minimum	30.00%
Target Plan asset allocations permitted range, maximum	100.00%
Real assets [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	10.00%
Target Plan asset allocations permitted range, minimum	0.00%
Target Plan asset allocations permitted range, maximum	10.00%